Segment Information (Summary Of Reconciliation Of Segment Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Corporate, eliminations and other	$ (3,102)	$ (2,707)
Total assets	230,461	220,005
Total Segments [Member]
Segment Reporting Information [Line Items]
Total assets	$ 233,563	$ 222,712